IFRS 7 - Disclosure - Credit Risk - Summary of Exposure to Credit Risk (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 1,022,941	$ 994,544
Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	522,546	516,505
Business and government portfolios [member] | Corporate [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	581,621	531,127
Business and government portfolios [member] | Corporate [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	193,712	187,776
Business and government portfolios [member] | Corporate [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	55,127	58,848
Business and government portfolios [member] | Corporate [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	308,048	262,175
Business and government portfolios [member] | Corporate [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	13,638	13,279
Business and government portfolios [member] | Corporate [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	11,096	9,049
Business and government portfolios [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	262,803	242,194
Business and government portfolios [member] | Sovereign [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	195,567	197,602
Business and government portfolios [member] | Sovereign [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	8,279	9,226
Business and government portfolios [member] | Sovereign [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	54,661	31,203
Business and government portfolios [member] | Sovereign [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,751	1,719
Business and government portfolios [member] | Sovereign [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,545	2,444
Business and government portfolios [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	66,889	68,302
Business and government portfolios [member] | Banks [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	13,374	13,247
Business and government portfolios [member] | Banks [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	555	410
Business and government portfolios [member] | Banks [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	45,493	46,889
Business and government portfolios [member] | Banks [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,176	1,421
Business and government portfolios [member] | Banks [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	5,291	6,335
Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	448,243	439,998
Retail portfolios [member] | Real estate secured personal lending [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	329,968	329,994
Retail portfolios [member] | Real estate secured personal lending [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	293,573	290,761
Retail portfolios [member] | Real estate secured personal lending [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	36,395	39,233
Retail portfolios [member] | Qualifying Revolving [Member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	94,383	87,987
Retail portfolios [member] | Qualifying Revolving [Member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	26,013	22,515
Retail portfolios [member] | Qualifying Revolving [Member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	67,845	64,971
Retail portfolios [member] | Qualifying Revolving [Member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	525	501
Retail portfolios [member] | Other retail [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	19,465	17,692
Retail portfolios [member] | Other retail [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	16,028	15,455
Retail portfolios [member] | Other retail [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,431	2,233
Retail portfolios [member] | Other retail [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	6	4
Retail portfolios [member] | Small and medium enterprises (SME) retail [Member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	4,427	4,325
Retail portfolios [member] | Small and medium enterprises (SME) retail [Member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,183	3,066
Retail portfolios [member] | Small and medium enterprises (SME) retail [Member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,217	1,235
Retail portfolios [member] | Small and medium enterprises (SME) retail [Member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	27	24
Securitization exposures [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	52,152	38,041
Repo style transaction collateral [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	388,767	325,118
Repo style transaction collateral [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	388,767	325,118
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,411,708	1,319,662
Gross carrying amount [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	911,313	841,623
Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	973,004	874,723
Internal Ratings Based [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	504,932	425,508
Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	386,836
Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	62,778
Internal Ratings Based [member] | Business and government portfolios [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	19,434
Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	17,078
Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	18,806
Internal Ratings Based [member] | Business and government portfolios [member] | Corporate [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	573,441	472,827
Internal Ratings Based [member] | Business and government portfolios [member] | Corporate [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	186,995	139,744
Internal Ratings Based [member] | Business and government portfolios [member] | Corporate [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	54,122	49,460
Internal Ratings Based [member] | Business and government portfolios [member] | Corporate [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	308,047	262,175
Internal Ratings Based [member] | Business and government portfolios [member] | Corporate [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	13,307	12,527
Internal Ratings Based [member] | Business and government portfolios [member] | Corporate [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	10,970	8,921
Internal Ratings Based [member] | Business and government portfolios [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	254,667	210,367
Internal Ratings Based [member] | Business and government portfolios [member] | Sovereign [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	187,765	166,226
Internal Ratings Based [member] | Business and government portfolios [member] | Sovereign [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	8,101	8,956
Internal Ratings Based [member] | Business and government portfolios [member] | Sovereign [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	54,661	31,203
Internal Ratings Based [member] | Business and government portfolios [member] | Sovereign [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,595	1,538
Internal Ratings Based [member] | Business and government portfolios [member] | Sovereign [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,545	2,444
Internal Ratings Based [member] | Business and government portfolios [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	65,591	67,432
Internal Ratings Based [member] | Business and government portfolios [member] | Banks [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	12,076	12,396
Internal Ratings Based [member] | Business and government portfolios [member] | Banks [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	555	407
Internal Ratings Based [member] | Business and government portfolios [member] | Banks [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	45,493	46,889
Internal Ratings Based [member] | Business and government portfolios [member] | Banks [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,176	1,417
Internal Ratings Based [member] | Business and government portfolios [member] | Banks [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	5,291	6,323
Internal Ratings Based [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	437,171	425,044
Internal Ratings Based [member] | Retail portfolios [member] | Real estate secured personal lending [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	326,938	324,229
Internal Ratings Based [member] | Retail portfolios [member] | Real estate secured personal lending [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	290,545	285,019
Internal Ratings Based [member] | Retail portfolios [member] | Real estate secured personal lending [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	36,393	39,210
Internal Ratings Based [member] | Retail portfolios [member] | Qualifying Revolving [Member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	87,171	79,893
Internal Ratings Based [member] | Retail portfolios [member] | Qualifying Revolving [Member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	22,894	18,277
Internal Ratings Based [member] | Retail portfolios [member] | Qualifying Revolving [Member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	63,866	61,231
Internal Ratings Based [member] | Retail portfolios [member] | Qualifying Revolving [Member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	411	385
Internal Ratings Based [member] | Retail portfolios [member] | Other retail [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	18,635	16,597
Internal Ratings Based [member] | Retail portfolios [member] | Other retail [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	15,199	14,423
Internal Ratings Based [member] | Retail portfolios [member] | Other retail [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,430	2,170
Internal Ratings Based [member] | Retail portfolios [member] | Other retail [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	6	4
Internal Ratings Based [member] | Retail portfolios [member] | Small and medium enterprises (SME) retail [Member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	4,427	4,325
Internal Ratings Based [member] | Retail portfolios [member] | Small and medium enterprises (SME) retail [Member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,183	3,066
Internal Ratings Based [member] | Retail portfolios [member] | Small and medium enterprises (SME) retail [Member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,217	1,235
Internal Ratings Based [member] | Retail portfolios [member] | Small and medium enterprises (SME) retail [Member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	27	24
Internal Ratings Based [member] | Securitization exposures [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	30,901	24,171
Internal Ratings Based [member] | Repo style transaction collateral [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	388,767	325,118
Internal Ratings Based [member] | Repo style transaction collateral [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	388,767	325,118
Internal Ratings Based [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,361,771	1,199,841
Internal Ratings Based [member] | Gross carrying amount [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	893,699	750,626
Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	49,937	119,821
Standardized approach risk [member] | Corporate [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	8,179	58,300
Standardized approach risk [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	8,137	31,827
Standardized approach risk [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,298	870
Standardized approach risk [member] | Real estate secured personal lending [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,030	5,765
Standardized approach risk [member] | Other retail [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	8,042	9,189
Standardized approach risk [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	17,614	90,997
Standardized approach risk [member] | Business and government portfolios [member] | Corporate [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	8,180	58,300
Standardized approach risk [member] | Business and government portfolios [member] | Corporate [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	6,717	48,032
Standardized approach risk [member] | Business and government portfolios [member] | Corporate [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,005	9,388
Standardized approach risk [member] | Business and government portfolios [member] | Corporate [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1
Standardized approach risk [member] | Business and government portfolios [member] | Corporate [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	331	752
Standardized approach risk [member] | Business and government portfolios [member] | Corporate [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	126	128
Standardized approach risk [member] | Business and government portfolios [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	8,136	31,827
Standardized approach risk [member] | Business and government portfolios [member] | Sovereign [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	7,802	31,376
Standardized approach risk [member] | Business and government portfolios [member] | Sovereign [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	178	270
Standardized approach risk [member] | Business and government portfolios [member] | Sovereign [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	156	181
Standardized approach risk [member] | Business and government portfolios [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,298	870
Standardized approach risk [member] | Business and government portfolios [member] | Banks [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,298	851
Standardized approach risk [member] | Business and government portfolios [member] | Banks [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		3
Standardized approach risk [member] | Business and government portfolios [member] | Banks [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		4
Standardized approach risk [member] | Business and government portfolios [member] | Banks [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		12
Standardized approach risk [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	11,072	14,954
Standardized approach risk [member] | Retail portfolios [member] | Real estate secured personal lending [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,030	5,765
Standardized approach risk [member] | Retail portfolios [member] | Real estate secured personal lending [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,028	5,742
Standardized approach risk [member] | Retail portfolios [member] | Real estate secured personal lending [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2	23
Standardized approach risk [member] | Retail portfolios [member] | Qualifying Revolving [Member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	7,212	8,094
Standardized approach risk [member] | Retail portfolios [member] | Qualifying Revolving [Member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,119	4,238
Standardized approach risk [member] | Retail portfolios [member] | Qualifying Revolving [Member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,979	3,740
Standardized approach risk [member] | Retail portfolios [member] | Qualifying Revolving [Member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	114	116
Standardized approach risk [member] | Retail portfolios [member] | Other retail [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	830	1,095
Standardized approach risk [member] | Retail portfolios [member] | Other retail [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	829	1,032
Standardized approach risk [member] | Retail portfolios [member] | Other retail [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1	63
Standardized approach risk [member] | Securitization exposures [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	21,251	13,870
Standardized approach risk [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	49,937	119,821
Standardized approach risk [member] | Gross carrying amount [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 17,614	$ 90,997